Document and Entity Information	Oct. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	ATRC
Security Exchange Name	NASDAQ
Entity Registrant Name	AtriCure, Inc.
Entity Central Index Key	0001323885
Entity File Number	000-51470
Entity Address, Address Line One	7555 Innovation Way
Entity Address, City or Town	Mason
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45040
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1940305
City Area Code	513
Local Phone Number	755-4100
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false